Note 5 - Accounting Standards Issued But Not Yet Effective	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
5.	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

IFRIC Agenda Paper
11,
Physical Settlement of Contracts to Buy or Sell a Non-Financial Item (“Agenda Paper
11”
)
The IFRIC reached a decision on Agenda Paper
11
during its meeting on
March 5
to
6,
2019.
The decision was in respect to a request about how an entity applies IFRS
9,
Financial Instruments
to particular contracts to buy or sell a non-financial item at a fixed price.

The Company has reviewed the agenda decision and determined that a change is required in its accounting policy related to contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments. These are contracts the Company enters into that are accounted for as derivatives at fair value through profit or loss but physically settled by the underlying non-financial item. The IFRIC concluded that IFRS
9
neither permits nor requires an entity to reverse the accumulated gain or loss previously recognized on the derivative and recognize a corresponding adjustment to cost of goods sold or inventory when the contract is physically settled.

In its
December 2018
meeting, the IASB confirmed its view that it expects companies to be entitled to sufficient time to implement changes in accounting policy that result from agenda decisions of the IFRIC. The Company is currently evaluating the impact of implementing the agenda decision on its consolidated financial statements, systems and processes. Given the nature of its current systems and processes and the volume of transactions affected, the Company determined it was not
possible to affect the accounting change in time for its
September 30, 2019
report. The Company expects to implement the change retrospectively in the fiscal
2020
year. While the impact has
not
been quantified, the Company expects there will be material movements between cost of sales and change in fair value of derivative instruments and other in Just Energy’s consolidated statement of loss and the value of gas in storage on the consolidated statement of financial position. There is no
material impact expected to the net income of the Company.